Loans Held for Investment - Composition of Net Loans Held for Investment by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 358,198	$ 370,130
Less:
Allowance for loan losses	(1,981)	(2,374)	$ (2,458)	$ (2,707)
Deferred loan fees, net	(248)	(160)
Net loans held for investment	355,969	367,596
Commercial [Member]
Less:
Allowance for loan losses	(1,087)	(1,334)	(1,401)	(1,404)
Commercial [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	59,075	57,176
Commercial [Member] | Real Estate - Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	130,998	130,634
Commercial [Member] | Other Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	23,043	31,141
Non-Commercial [Member]
Less:
Allowance for loan losses	(894)	(1,040)	$ (1,057)	$ (1,303)
Non-Commercial [Member] | Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	12,957	12,159
Non-Commercial [Member] | Real Estate 1 - 4 Family Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	7,600	7,805
Non-Commercial [Member] | Real Estate - Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	71,370	76,564
Non-Commercial [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	51,216	52,541
Non-Commercial [Member] | Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 1,939	$ 2,110